INCOME TAX (EXPENSE)/ BENEFIT - Tax Expense (Benefit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Deferred tax (expense)/benefit (1)	$ (1,349)	$ 958	$ 5
Effect of prior periods adjustment in current tax	189	346	(232)
Effect of taxable income in various countries	(710)	(866)	(1,213)
Total income tax (expense)/ benefit	$ (1,870)	$ 438	$ (1,440)